Consolidated Statements of Changes in Shareholders' Equity - USD ($)		Common Stock [Member] Common Class A [Member]		Common Stock [Member] Common Class B [Member]		Common Stock [Member]		Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2021			[1]		[1]	$ 20	[1]	$ 15,713,997	$ (18,138,910)	$ (572,513)	$ (2,997,406)
Balance, shares at Dec. 31, 2021	[1]					2,857,153
Receipt related to allotment of ordinary shares			[1]		[1]		[1]	500,000			500,000
Release upon disposal of subsidiaries			[1]		[1]		[1]			277,595	277,595
Foreign currency translation			[1]		[1]		[1]			313,699	313,699
Net income (loss)			[1]		[1]		[1]		3,525,200		3,525,200
Balance at Dec. 31, 2022			[1]		[1]	$ 20	[1]	16,213,997	(14,613,710)	18,781	1,619,088
Balance, shares at Dec. 31, 2022	[1]					2,857,153
Foreign currency translation			[1]		[1]		[1]			259,131	259,131
Net income (loss)			[1]		[1]		[1]		(6,594,442)		(6,594,442)
Restructuring of share class			[1]		[1]	$ (20)	[1]	20
Restructuring of share class, shares	[1]	2,571,428		285,715		(2,857,153)
Share-based compensation			[1]		[1]		[1]	861,551			861,551
Proceeds from IPO offering, net		$ 8,047,695	[1]		[1]		[1]				8,047,695
Proceeds from IPO offering, net, shares	[1]	285,725
Balance at Dec. 31, 2023		$ 8,047,695	[1]		[1]		[1]	17,075,568	(21,208,152)	277,912	4,193,023	[2]
Balance, shares at Dec. 31, 2023	[1]	2,857,153		285,715
Foreign currency translation			[1]		[1]		[1]			(137,033)	(137,033)
Net income (loss)			[1]		[1]		[1]		(7,292,922)		(7,292,922)
Issuance of ordinary shares for settlement of service fees			[1]		[1]		[1]	782,414			782,414
Issuance of ordinary shares for settlement of service fees, shares	[1]	530,875
Share-based compensation			[1]		[1]		[1]	235,038			235,038
Share based compensation, shares	[1]	85,714
Issuance of ordinary shares for share-based compensation			[1]		[1]		[1]
Issuance of ordinary shares for share-based compensation, shares	[1]	622,681
Issuance of ordinary shares for conversion of promissory notes			[1]		[1]		[1]	335,415			335,415
Issuance of ordinary shares for conversion of promissory notes, shares	[1]	430,326
Issuance of ordinary shares for private placement			[1]		[1]		[1]	1,004,439			1,004,439
Issuance of ordinary shares for private placement, shares	[1]	1,030,927
Issuance of ordinary shares for acquisition of an intangible asset			[1]		[1]		[1]	903,995			903,995
Issuance of ordinary shares for acquisition of an intangible asset, shares	[1]	900,000
Issuance of ordinary shares for acquisition of a subsidiary			[1]		[1]		[1]	1,255,549			1,255,549
Issuance of ordinary shares for acquisition of a subsidiary, shares	[1]	1,250,000
Balance at Dec. 31, 2024		$ 8,047,695	[1]		[1]		[1]	$ 21,592,418	$ (28,501,074)	$ 140,879	$ 1,279,918	[2]
Balance, shares at Dec. 31, 2024	[1]	7,707,676		285,715

[1]	The consolidated financial statements give retroactive to the June 18, 2024 one-for-seven reverse share split.
[2]	The consolidated financial statements give retroactive to the June 18, 2024 one-for-seven reverse share split.